Schedule of Loans with Related Parties (Details) - AUD ($)	Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total due to related parties, current	$ 8,404,186		$ 4,111,661		$ 3,188,006
Total due to related parties, noncurrent	4,981,586		4,530,507		2,873,929
Total due to related parties	13,385,772		8,642,168		6,061,935
Promissory note	1,314,317		1,241,892
Accrued interest					1,004,319
Current receivables due from related parties	799,737
Due from JSKS, current	633,773
Trade receivable, current	4,309,859	[1]	4,470,101	[1],[2]	3,210,308	[2]
JSKS enterprises pty ltd [member]
IfrsStatementLineItems [Line Items]
Accrued interest	1,050,824		1,164,860
American Physicians LLC [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	24,964		24,964
Energreen nutrition australia pty ltd., [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties, current	7,161,361		3,863,250		1,948,630
Total due to related parties, noncurrent	989,473
Total due to related parties	8,150,834		3,863,250		1,948,630
Accounts payable, current	282,019		589,166		4,411,423
Accounts payable, non-current
Accounts payable	282,019		589,166		4,411,423
Trade receivable, current	799,737
Trade receivable, noncurrent
Trade receivable	799,737
JSKS enterprises pty ltd [member]
IfrsStatementLineItems [Line Items]
Total due to related parties, current	1,050,825		100,925		980,005
Total due to related parties, noncurrent	3,932,742	[3]	4,431,136	[4]	2,853,929	[5]
Total due to related parties	4,983,567		4,532,061		3,833,934
Due from JSKS, current	633,773
Due from JSKS, non-current
Due from JSKS	633,773
CQ oilseeds pty ltd [member]
IfrsStatementLineItems [Line Items]
Total due to related parties, current					59,371
Total due to related parties, noncurrent	59,371		59,371
Total due to related parties	59,371		59,371		59,371
Sunmania Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Total due to related parties, current	192,000		152,000
Total due to related parties, noncurrent			40,000		20,000
Total due to related parties	192,000		192,000		20,000
Accounts payable, current	15,400
Accounts payable, non-current
Accounts payable	15,400
Origin Food Loan [Member]
IfrsStatementLineItems [Line Items]
Less: Origin Food loan receivable, current			(4,514)
Less: Origin Food loan receivable, non-current
Less: Origin Food loan receivable			(4,514)
American Physicians LLC [Member]
IfrsStatementLineItems [Line Items]
Promissory note, current	993,180	[6]	968,216
Promissory note, non-current	273,676	[6]	273,676
Promissory note	$ 1,266,856	[6]	$ 1,241,892
Good earth oils pty ltd [member]
IfrsStatementLineItems [Line Items]
Total due to related parties, current					200,000
Total due to related parties, noncurrent
Total due to related parties					200,000
Accounts payable, current					525,000
Accounts payable, non-current
Accounts payable					525,000
Current receivables due from related parties					1,226,945
Non-current receivables due from related parties
Receivables due from related parties					$ 1,226,945

[1]	Trade receivables are presented net of expected net credit loss of AUD$
[2]	Trade receivables are presented net of an allowance of AUD$138,000 and AUD$380,604 at June 30, 2024 and 2023, respectively.
[3]	Includes $
[4]	Includes $1,164,860 of accrued interest.
[5]	Includes $1,004,319 of accrued interest.
[6]	Includes $